Organization (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014 item	Dec. 31, 2013 item
Organization
Number of partnered product candidates	2	2
BI
Organization
Aggregate non-equity funding provided by counterparty, including upfront license fees, research funding and success-based milestones		122